Condensed Consolidated Interim Statements of Changes in Shareholders' Equity (Unaudited) - USD ($) shares in Thousands, $ in Thousands	Issued capital [member]	Stock Option Reserve [Member]	Accumulated Other Comprehensive Loss [Member]	Retained earnings [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total
Balance, April 1, 2023 (Pre-Split) at Mar. 31, 2023
Beginning balance, shares at Mar. 31, 2023	17,606
IfrsStatementLineItems [Line Items]
Balance, April 1, 2023 (After 1-for-20 reverse stock split)	$ 218,782	21,204	(4,325)	(159,616)	76,045	(650)	$ 75,395
After 1-for-20 reverse stock split, shares	880
Share-based compensation expense		1,512			1,512		1,512
Shares issued under ATM	$ 682				682		682
Shares issued under ATM, shares	9
Share issuance costs	$ (20)				(20)		(20)
Shares issued or accrued for services	$ 50				50		50
Shares issued or accrued for services, shares	1
Net unrealized gain on investments			469		469		469
Net loss for period				(11,077)	(11,077)	(14)	(11,091)
Ending balance, value at Sep. 30, 2023	$ 219,494	22,716	(3,856)	(170,693)	67,661	(664)	66,997
Ending balance, shares at Sep. 30, 2023	890
Balance, April 1, 2023 (Pre-Split) at Mar. 31, 2024
Beginning balance, shares at Mar. 31, 2024	19,784
IfrsStatementLineItems [Line Items]
Balance, April 1, 2023 (After 1-for-20 reverse stock split)	$ 219,499	23,841		(239,318)	4,022	(693)	3,329
After 1-for-20 reverse stock split, shares	989
Share-based compensation expense		285			285		285
Pre-Funded warrants exercised	$ 1				1		1
Pre-Funded warrants exercised, shares	60
Additional round up shares issued for fractional shares in connection with 1-for-20 reverse stock split
Additional round up shares issued for fractional shares in connection with 1-for-20 reverse stock split, shares	52
Shares issued for accrued bonuses	$ 100				100		100
Shares issued for accrued bonuses, shares	14
Shares issued for restricted stock units, net	$ 6				6		6
Shares issued for restricted stock units, net, shares	1
Net loss for period				(3,016)	(3,016)	(10)	(3,026)
Ending balance, value at Sep. 30, 2024	$ 219,606	$ 24,126		$ (242,334)	$ 1,398	$ (703)	$ 695
Ending balance, shares at Sep. 30, 2024	1,116